Concentration (Tables)	6 Months Ended
Jun. 30, 2026
Concentration [Abstract]
Schedule of Concentration Risk Percentage

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total revenue.

	For the six months ended June 30,
	2026	2025
Percentage of the Group’s total revenue
Customer A	96%	*
Customer B	*	47%
Customer C	*	39%
Total	96%	86%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total purchase.

	For the six months ended June 30,
	2026	2025
Percentage of the Group’s total purchase
Supplier A	23%	*
Supplier B	*	25%
Total	23%	25%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total accounts payable.

	As of June 30,	As of December 31,
	2026	2025
Percentage of the Group’s accounts payable
Supplier C	27%	31%
Supplier D	15%	14%
Supplier A	14%	12%
Supplier E	14%	16%
Total	70%	73%

*	Represent percentage less than 10%